UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2012

Date of reporting period:	12/31/2011

Item 1. Schedule of Investments

Prudential Stock Index Fund

Schedule of Investments

as of December 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 94.2%
COMMON STOCKS — 94.2%
Aerospace & Defense — 2.4%
53,284	Boeing Co. (The)	$ 3,908,381
26,112	General Dynamics Corp.	1,734,098
9,199	Goodrich Corp.	1,137,916
55,215	Honeywell International, Inc.	3,000,935
6,900	L-3 Communications Holdings, Inc.	460,092
19,056	Lockheed Martin Corp.(a)	1,541,631
19,348	Northrop Grumman Corp.	1,131,471
10,100	Precision Castparts Corp.	1,664,379
24,344	Raytheon Co.	1,177,763
11,563	Rockwell Collins, Inc.(a)	640,243
14,934	Textron, Inc.(a)	276,130
65,640	United Technologies Corp.	4,797,628

		21,470,667

Air Freight & Logistics — 1.0%
11,300	C.H. Robinson Worldwide, Inc.	788,514
14,000	Expeditors International of Washington, Inc.	573,440
23,316	FedEx Corp.	1,947,119
70,100	United Parcel Service, Inc. (Class B Stock)	5,130,619

		8,439,692

Airlines — 0.1%
56,774	Southwest Airlines Co.	485,985

Auto Components — 0.3%
7,400	BorgWarner, Inc.*(a)	471,676
18,171	Goodyear Tire & Rubber Co. (The)*	257,483
47,456	Johnson Controls, Inc.	1,483,475

		2,212,634

Automobiles — 0.4%
274,838	Ford Motor Co.*(a)	2,957,257
17,100	Harley-Davidson, Inc.	664,677

		3,621,934

Beverages — 2.5%
10,508	Beam, Inc.	538,325
7,120	Brown-Forman Corp. (Class B Stock)	573,231
164,332	Coca-Cola Co. (The)	11,498,310
21,000	Coca-Cola Enterprises, Inc.	541,380
12,600	Constellation Brands, Inc. (Class A Stock)*	260,442
15,600	Dr Pepper Snapple Group, Inc.	615,888
10,394	Molson Coors Brewing Co. (Class B Stock)	452,555
113,151	PepsiCo, Inc.	7,507,569

		21,987,700

Biotechnology — 1.1%
56,546	Amgen, Inc.	3,630,819
17,420	Biogen Idec, Inc.*	1,917,071
33,100	Celgene Corp.*	2,237,560
54,700	Gilead Sciences, Inc.*	2,238,871

		10,024,321

Building Products
20,126	Masco Corp.	210,920

Capital Markets — 1.7%
17,271	Ameriprise Financial, Inc.	857,332
88,938	Bank of New York Mellon Corp. (The)	1,770,756
7,300	BlackRock, Inc.	1,301,152
73,511	Charles Schwab Corp. (The)(a)	827,734
15,420	E*Trade Financial Corp.*(a)	122,743
7,100	Federated Investors, Inc. (Class B Stock)(a)	107,565
10,214	Franklin Resources, Inc.	981,157
36,100	Goldman Sachs Group, Inc. (The)	3,264,523
30,500	Invesco Ltd.	612,745
8,400	Legg Mason, Inc.(a)	202,020
107,336	Morgan Stanley	1,623,994
17,662	Northern Trust Corp.	700,475
34,662	State Street Corp.	1,397,225
18,800	T. Rowe Price Group, Inc.(a)	1,070,660

		14,840,081

Chemicals — 2.1%
15,732	Air Products & Chemicals, Inc.	1,340,209
5,000	Airgas, Inc.	390,400
5,300	CF Industries Holdings, Inc.	768,394
82,636	Dow Chemical Co. (The)	2,376,611
67,144	E.I. du Pont de Nemours & Co.	3,073,852
10,186	Eastman Chemical Co.	397,865
20,282	Ecolab, Inc.	1,172,503
5,200	FMC Corp.	447,408
6,075	International Flavors & Fragrances, Inc.	318,452
38,984	Monsanto Co.	2,731,609
21,200	Mosaic Co. (The)	1,069,116
11,774	PPG Industries, Inc.	983,011
21,458	Praxair, Inc.	2,293,860
5,816	Sherwin-Williams Co. (The)	519,194
8,832	Sigma-Aldrich Corp.	551,647

		18,434,131

Commercial Banks — 2.5%
49,658	BB&T Corp.	1,249,892
13,961	Comerica, Inc.	360,194
62,973	Fifth Third Bancorp	801,017
17,843	First Horizon National Corp.	142,744
65,029	Huntington Bancshares, Inc.	357,009
69,635	KeyCorp	535,493
9,600	M&T Bank Corp.(a)	732,864
37,902	PNC Financial Services Group, Inc.	2,185,808
101,674	Regions Financial Corp.	437,198
37,283	SunTrust Banks, Inc.	659,909
136,495	U.S. Bancorp	3,692,190
381,816	Wells Fargo & Co.	10,522,849
13,700	Zions Bancorporation(a)	223,036

		21,900,203

Commercial Services & Supplies — 0.4%
9,468	Avery Dennison Corp.	271,542
7,100	Cintas Corp.	247,151
12,300	Iron Mountain, Inc.	378,840
15,525	Pitney Bowes, Inc.(a)	287,834
13,540	R.R. Donnelley & Sons Co.	195,382
21,675	Republic Services, Inc.	597,146
6,000	Stericycle, Inc.*	467,520
32,313	Waste Management, Inc.	1,056,958

		3,502,373

Communications Equipment — 2.0%
395,244	Cisco Systems, Inc.	7,146,011
6,300	F5 Networks, Inc.*	668,556
8,700	Harris Corp.(a)	313,548
13,987	JDS Uniphase Corp.*	146,024
36,500	Juniper Networks, Inc.*	744,965
19,826	Motorola Mobility Holdings, Inc.*	769,249
22,616	Motorola Solutions, Inc.	1,046,895
122,700	QUALCOMM, Inc.	6,711,690

		17,546,938

Computers & Peripherals — 4.4%
67,844	Apple, Inc.*	27,476,820
110,740	Dell, Inc.*	1,620,126
148,204	EMC Corp.*	3,192,314
145,102	Hewlett-Packard Co.	3,737,828
4,552	Lexmark International, Inc. (Class A Stock)	150,535
27,300	NetApp, Inc.*	990,171
18,300	SanDisk Corp.*	900,543
17,400	Western Digital Corp.*	538,530

		38,606,867

Construction & Engineering — 0.1%
11,674	Fluor Corp.	586,618
9,800	Jacobs Engineering Group, Inc.*	397,684
12,800	Quanta Services, Inc.*	275,712

		1,260,014

Construction Materials
7,800	Vulcan Materials Co.(a)	306,930

Consumer Finance — 0.7%
73,659	American Express Co.	3,474,495
34,066	Capital One Financial Corp.	1,440,651
40,918	Discover Financial Services	982,032
40,692	SLM Corp.	545,273

		6,442,451

Containers & Packaging — 0.1%
12,864	Ball Corp.	459,373
7,010	Bemis Co., Inc.	210,861
12,900	Owens-Illinois, Inc.*	250,002
12,336	Sealed Air Corp.	212,303

		1,132,539

Distributors — 0.1%
10,899	Genuine Parts Co.	667,019

Diversified Consumer Services — 0.1%
8,400	Apollo Group, Inc. (Class A Stock)*	452,508
4,700	DeVry, Inc.	180,762
22,920	H&R Block, Inc.	374,284

		1,007,554

Diversified Financial Services — 2.5%
749,795	Bank of America Corp.	4,168,860
215,515	Citigroup, Inc.	5,670,200
4,640	CME Group, Inc. (Class A Stock)	1,130,629
5,500	IntercontinentalExchange, Inc.*	663,025
274,293	JPMorgan Chase & Co.	9,120,242
15,300	Leucadia National Corp.	347,922
12,576	Moody’s Corp.(a)	423,560
8,500	NASDAQ OMX Group, Inc. (The)*	208,335
19,400	NYSE Euronext	506,340

		22,239,113

Diversified Telecommunication Services — 2.7%
428,931	AT&T, Inc.	12,970,873
46,108	CenturyLink, Inc.	1,715,218
69,160	Frontier Communications Corp.(a)	356,174
204,233	Verizon Communications, Inc.(a)	8,193,828
38,977	Windstream Corp.	457,590

		23,693,683

Electric Utilities — 1.9%
34,491	American Electric Power Co., Inc.	1,424,823
94,469	Duke Energy Corp.(a)	2,078,318
24,362	Edison International	1,008,587
13,115	Entergy Corp.	958,051
47,456	Exelon Corp.	2,058,167
29,477	FirstEnergy Corp.	1,305,831
30,772	NextEra Energy, Inc.(a)	1,873,399
11,400	Northeast Utilities	411,198
13,000	Pepco Holdings, Inc.	263,900
7,900	Pinnacle West Capital Corp.	380,622
39,952	PPL Corp.	1,175,388
20,558	Progress Energy, Inc.	1,151,659
63,215	Southern Co. (The)	2,926,222

		17,016,165

Electrical Equipment — 0.5%
11,000	Cooper Industries PLC (Ireland)	595,650
53,250	Emerson Electric Co.	2,480,918
10,563	Rockwell Automation, Inc.	775,007
7,300	Roper Industries, Inc.	634,151

		4,485,726

Electronic Equipment, Instruments & Components — 0.4%
11,100	Amphenol Corp. (Class A Stock)	503,829
115,897	Corning, Inc.	1,504,343
9,500	FLIR Systems, Inc.	238,165
13,700	Jabil Circuit, Inc.	269,342
9,050	Molex, Inc.	215,933
30,500	TE Connectivity Ltd. (Switzerland)	939,705

		3,671,317

Energy Equipment & Services — 1.9%
30,645	Baker Hughes, Inc.	1,490,573
18,200	Cameron International Corp.*	895,258
5,400	Diamond Offshore Drilling, Inc.(a)	298,404
17,900	FMC Technologies, Inc.*	934,917
69,022	Halliburton Co.	2,381,949
7,600	Helmerich & Payne, Inc.	443,536
21,600	Nabors Industries Ltd.*	374,544
31,000	National Oilwell Varco, Inc.	2,107,690
17,800	Noble Corp.	537,916
8,910	Rowan Cos., Inc.*	270,240
96,441	Schlumberger Ltd.	6,587,885

		16,322,912

Food & Staples Retailing — 2.3%
31,208	Costco Wholesale Corp.	2,600,251
96,199	CVS Caremark Corp.	3,922,995
45,634	Kroger Co. (The)	1,105,255
25,900	Safeway, Inc.	544,936
13,878	SUPERVALU, Inc.(a)	112,689
44,380	Sysco Corp.(a)	1,301,665
63,378	Walgreen Co.(a)	2,095,277
127,226	Wal-Mart Stores, Inc.	7,603,026
11,500	Whole Foods Market, Inc.	800,170

		20,086,264

Food Products — 1.8%
48,759	Archer-Daniels-Midland Co.	1,394,507
13,947	Campbell Soup Co.(a)	463,598
30,043	ConAgra Foods, Inc.	793,135
11,300	Dean Foods Co.*	126,560
46,644	General Mills, Inc.	1,884,884
22,414	H.J. Heinz Co.	1,211,253
11,716	Hershey Co. (The)(a)	723,815
11,200	Hormel Foods Corp.	328,048
8,300	J.M. Smucker Co. (The)	648,811
18,470	Kellogg Co.(a)	934,028
127,766	Kraft Foods, Inc. (Class A Stock)	4,773,338
8,600	McCormick & Co., Inc.	433,612
15,265	Mead Johnson Nutrition Co.	1,049,163
45,086	Sara Lee Corp.	853,027
21,300	Tyson Foods, Inc. (Class A Stock)	439,632

		16,057,411

Gas Utilities — 0.1%
6,830	AGL Resources, Inc.	288,636
7,500	ONEOK, Inc.	650,175

		938,811

Healthcare Equipment & Supplies — 1.7%
40,674	Baxter International, Inc.	2,012,550
15,612	Becton, Dickinson and Co.	1,166,529
117,772	Boston Scientific Corp.*	628,902
6,212	C.R. Bard, Inc.	531,126
17,786	CareFusion Corp.*	451,942
36,300	Covidien PLC	1,633,863
10,700	DENTSPLY International, Inc.	374,393
7,900	Edwards Lifesciences Corp.*	558,530
2,900	Intuitive Surgical, Inc.*	1,342,729
76,458	Medtronic, Inc.	2,924,518

22,664	St. Jude Medical, Inc.	777,375
23,600	Stryker Corp.	1,173,156
8,200	Varian Medical Systems, Inc.*(a)	550,466
13,011	Zimmer Holdings, Inc.*	695,048

		14,821,127

Healthcare Providers & Services — 2.0%
26,572	Aetna, Inc.	1,121,073
18,300	AmerisourceBergen Corp.	680,577
25,673	Cardinal Health, Inc.	1,042,581
21,291	CIGNA Corp.	894,222
11,650	Coventry Health Care, Inc.*	353,810
6,500	DaVita, Inc.*	492,765
34,600	Express Scripts, Inc.*	1,546,274
11,410	Humana, Inc.	999,630
7,500	Laboratory Corp. of America Holdings*	644,775
17,276	McKesson Corp.	1,345,973
28,468	Medco Health Solutions, Inc.*	1,591,361
7,600	Patterson Cos., Inc.(a)	224,352
11,100	Quest Diagnostics, Inc.	644,466
28,772	Tenet Healthcare Corp.*	147,600
78,148	UnitedHealth Group, Inc.	3,960,541
26,500	WellPoint, Inc.	1,755,625

		17,445,625

Healthcare Technology — 0.1%
9,700	Cerner Corp.*(a)	594,125

Home Builders — 0.1%
20,000	D.R. Horton, Inc.(a)	252,000
10,800	Lennar Corp. (Class A Stock)(a)	212,220
22,711	PulteGroup, Inc.*(a)	143,307

		607,727

Hotels, Restaurants & Leisure — 1.9%
33,500	Carnival Corp.	1,093,440
2,300	Chipotle Mexican Grill, Inc.*(a)	776,802
8,953	Darden Restaurants, Inc.	408,078
21,600	International Game Technology	371,520
19,170	Marriott International, Inc. (Class A Stock)	559,189
75,030	McDonald’s Corp.	7,527,760
53,400	Starbucks Corp.	2,456,934
13,300	Starwood Hotels & Resorts Worldwide, Inc.	638,001
11,051	Wyndham Worldwide Corp.	418,059
5,700	Wynn Resorts Ltd.	629,793
33,964	Yum! Brands, Inc.	2,004,215

		16,883,791

Household Durables — 0.1%
6,100	Harman International Industries, Inc.	232,044
9,500	Leggett & Platt, Inc.(a)	218,880
23,627	Newell Rubbermaid, Inc.	381,576
5,885	Whirlpool Corp.(a)	279,243

		1,111,743

Household Products — 2.2%
8,932	Clorox Co.	594,514
34,830	Colgate-Palmolive Co.	3,217,944
29,216	Kimberly-Clark Corp.	2,149,129
200,123	Procter & Gamble Co. (The)	13,350,205

		19,311,792

Independent Power Producers & Energy Traders — 0.2%
50,300	AES Corp. (The)*	595,552
14,529	Constellation Energy Group, Inc.	576,365
20,300	NRG Energy, Inc.*	367,836

		1,539,753

Industrial Conglomerates — 2.4%
51,098	3M Co.	4,176,240
41,000	Danaher Corp.	1,928,640
766,472	General Electric Co.	13,727,513
33,900	Tyco International Ltd.	1,583,469

		21,415,862

Insurance — 3.4%
24,400	ACE Ltd.	1,710,928
34,700	Aflac, Inc.	1,501,122
37,608	Allstate Corp. (The)	1,030,835
29,501	American International Group, Inc.*(a)	684,423
22,689	Aon Corp.	1,061,845
6,600	Assurant, Inc.	270,996
128,000	Berkshire Hathaway, Inc. (Class B Stock)*	9,766,400
20,968	Chubb Corp.	1,451,405
11,207	Cincinnati Financial Corp.	341,365
37,000	Genworth Financial, Inc. (Class A Stock)*	242,350
33,453	Hartford Financial Services Group, Inc. (The)	543,611
20,851	Lincoln National Corp.	404,927
21,317	Loews Corp.	802,585
39,740	Marsh & McLennan Cos., Inc.	1,256,579
75,800	MetLife, Inc.	2,363,444
21,600	Principal Financial Group, Inc.	531,360
42,816	Progressive Corp. (The)	835,340
33,900	Prudential Financial, Inc.(d)	1,699,068
7,622	Torchmark Corp.	330,719
29,911	Travelers Cos., Inc. (The)	1,769,834
20,426	Unum Group	430,376
23,100	XL Group PLC (Ireland) (Class A Stock)	456,687

		29,486,199

Internet & Catalog Retail — 0.8%
26,100	Amazon.com, Inc.*	4,517,910
8,300	Expedia, Inc.(a)	240,866
3,200	NetFlix, Inc.*(a)	221,728
3,700	priceline.com, Inc.*	1,730,527
8,300	Tripadvisor, Inc.*(a)	209,243

		6,920,274

Internet Software & Services — 1.9%
13,300	Akamai Technologies, Inc.*	429,324
84,200	eBay, Inc.*	2,553,786
18,250	Google, Inc. (Class A Stock)*	11,787,675
9,600	VeriSign, Inc.	342,912
90,800	Yahoo!, Inc.*	1,464,604

		16,578,301

IT Services — 3.7%
45,800	Accenture PLC (Class A Stock)	2,437,934
34,778	Automatic Data Processing, Inc.	1,878,360
22,200	Cognizant Technology Solutions Corp. (Class A Stock)*	1,427,682
12,751	Computer Sciences Corp.	302,199
15,500	Fidelity National Information Services, Inc.	412,145
10,200	Fiserv, Inc.*	599,148
85,334	International Business Machines Corp.	15,691,216
7,900	MasterCard, Inc. (Class A Stock)	2,945,278
23,425	Paychex, Inc.	705,327
21,600	SAIC, Inc.*(a)	265,464
11,400	Teradata Corp.*	553,014
12,171	Total System Services, Inc.	238,065
37,180	Visa, Inc. (Class A Stock)	3,774,885
45,852	Western Union Co. (The)	837,257

		32,067,974

Leisure Equipment & Products — 0.1%
9,654	Hasbro, Inc.	307,866
22,813	Mattel, Inc.	633,289

		941,155

Life Sciences Tools & Services — 0.4%
25,598	Agilent Technologies, Inc.*	894,138
11,952	Life Technologies Corp.*	465,052
9,670	PerkinElmer, Inc.	193,400
26,802	Thermo Fisher Scientific, Inc.*	1,205,286
5,900	Waters Corp.*	436,895

		3,194,771

Machinery — 1.9%
46,656	Caterpillar, Inc.(a)	4,227,034
14,416	Cummins, Inc.	1,268,896
31,080	Deere & Co.	2,404,038
13,462	Dover Corp.	781,469
24,208	Eaton Corp.	1,053,774
4,400	Flowserve Corp.	437,008
34,536	Illinois Tool Works, Inc.	1,613,177
21,500	Ingersoll-Rand PLC	655,105
7,300	Joy Global, Inc.	547,281
25,564	PACCAR, Inc.	957,883
8,404	Pall Corp.	480,289
11,538	Parker Hannifin Corp.	879,772
4,542	Snap-On, Inc.	229,916
12,788	Stanley Black & Decker, Inc.	864,469
10,900	Xylem, Inc.	280,021

		16,680,132

Media — 2.9%
17,500	Cablevision Systems Corp. (Class A Stock)	248,850
48,376	CBS Corp. (Class B Stock)	1,312,925
195,985	Comcast Corp. (Class A Stock)	4,646,804
53,100	DIRECTV (Class A Stock)*(a)	2,270,556
19,600	Discovery Communications, Inc. (Class A Stock)*	803,012
18,489	Gannett Co., Inc.	247,198
34,888	Interpublic Group of Cos., Inc. (The)	339,460
19,800	McGraw-Hill Cos., Inc. (The)	890,406
155,700	News Corp. (Class A Stock)	2,777,688
20,034	Omnicom Group, Inc.(a)	893,116
7,500	Scripps Networks Interactive, Inc. (Class A Stock)(a)	318,150
70,974	Time Warner, Inc.	2,565,000
22,181	Time Warner Cable, Inc.	1,410,046
40,376	Viacom, Inc. (Class B Stock)	1,833,474
128,713	Walt Disney Co. (The)	4,826,738
400	Washington Post Co. (The) (Class B Stock)	150,724

		25,534,147

Metals & Mining — 0.9%
83,644	Alcoa, Inc.	723,521
6,218	Allegheny Technologies, Inc.	297,220
10,900	Cliffs Natural Resources, Inc.	679,615
68,192	Freeport-McMoRan Copper & Gold, Inc.	2,508,784
36,097	Newmont Mining Corp.	2,166,181
22,012	Nucor Corp.	871,015
4,000	Titanium Metals Corp.	59,920
8,809	United States Steel Corp.(a)	233,086

		7,539,342

Multiline Retail — 0.8%
5,424	Big Lots, Inc.*	204,810
8,000	Dollar Tree, Inc.*	664,880

9,100	Family Dollar Stores, Inc.	524,706
8,884	J.C. Penney Co., Inc.	312,273
18,100	Kohl’s Corp.	893,235
30,082	Macy’s, Inc.	968,039
11,400	Nordstrom, Inc.	566,694
2,907	Sears Holdings Corp.*(a)	92,384
50,282	Target Corp.	2,575,444

		6,802,465

Multi-Utilities — 1.4%
18,769	Ameren Corp.	621,817
30,979	CenterPoint Energy, Inc.	622,368
14,900	CMS Energy Corp.	328,992
21,651	Consolidated Edison, Inc.(a)	1,343,012
41,004	Dominion Resources, Inc.	2,176,492
11,487	DTE Energy Co.	625,467
5,808	Integrys Energy Group, Inc.	314,678
21,000	NiSource, Inc.	500,010
29,752	PG&E Corp.	1,226,377
35,694	Public Service Enterprise Group, Inc.	1,178,259
6,900	SCANA Corp.	310,914
16,798	Sempra Energy	923,890
15,900	TECO Energy, Inc.	304,326
15,200	Wisconsin Energy Corp.	531,392
35,383	Xcel Energy, Inc.	977,986

		11,985,980

Office Electronics — 0.1%
97,700	Xerox Corp.	777,692

Oil, Gas & Consumable Fuels — 9.7%
16,552	Alpha Natural Resources, Inc.*	338,157
36,436	Anadarko Petroleum Corp.	2,781,160
29,048	Apache Corp.	2,631,168
7,900	Cabot Oil & Gas Corp.	599,610
46,000	Chesapeake Energy Corp.(a)	1,025,340
145,192	Chevron Corp.	15,448,429
97,157	ConocoPhillips	7,079,831
15,000	Consol Energy, Inc.	550,500
30,900	Denbury Resources, Inc.*	466,590
28,800	Devon Energy Corp.	1,785,600
56,304	El Paso Corp.	1,495,997
19,800	EOG Resources, Inc.	1,950,498
10,400	EQT Corp.	569,816
348,052	Exxon Mobil Corp.	29,500,887
22,934	Hess Corp.	1,302,651
51,278	Marathon Oil Corp.	1,500,907
26,089	Marathon Petroleum Corp.	868,503
14,200	Murphy Oil Corp.	791,508
10,400	Newfield Exploration Co.*	392,392

12,900	Noble Energy, Inc.	1,217,631
59,376	Occidental Petroleum Corp.	5,563,531
20,200	Peabody Energy Corp.	668,822
8,800	Pioneer Natural Resources Co.	787,424
12,700	QEP Resources, Inc.	372,110
10,500	Range Resources Corp.	650,370
25,800	Southwestern Energy Co.*	824,052
47,984	Spectra Energy Corp.	1,475,508
7,328	Sunoco, Inc.	300,595
10,000	Tesoro Corp.*(a)	233,600
38,400	Valero Energy Corp.	808,320
42,192	Williams Cos., Inc. (The)	1,393,180

		85,374,687

Paper & Forest Products — 0.2%
31,584	International Paper Co.	934,887
14,135	MeadWestvaco Corp.	423,343

		1,358,230

Personal Products — 0.2%
31,944	Avon Products, Inc.	558,062
7,700	Estee Lauder Cos., Inc. (The) (Class A Stock)	864,864

		1,422,926

Pharmaceuticals — 5.9%
112,674	Abbott Laboratories	6,335,659
21,564	Allergan, Inc.	1,892,025
122,679	Bristol-Myers Squibb Co.	4,323,208
74,497	Eli Lilly & Co.	3,096,095
20,500	Forest Laboratories, Inc.*	620,330
12,507	Hospira, Inc.*	379,838
197,169	Johnson & Johnson	12,930,343
223,633	Merck & Co., Inc.	8,430,964
31,700	Mylan, Inc.*	680,282
5,900	Perrigo Co.	574,070
556,523	Pfizer, Inc.	12,043,158
9,700	Watson Pharmaceuticals, Inc.*	585,298

		51,891,270

Professional Services — 0.1%
3,600	Dun & Bradstreet Corp. (The)	269,388
9,430	Equifax, Inc.	365,318
10,400	Robert Half International, Inc.	295,984

		930,690

Real Estate Investment Trusts — 1.7%
9,080	Apartment Investment & Management Co. (Class A Stock)(a)	208,023
6,211	AvalonBay Communities, Inc.	811,157

11,200	Boston Properties, Inc.	1,115,520
22,000	Equity Residential	1,254,660
30,100	HCP, Inc.	1,247,043
13,900	Health Care REIT, Inc.	757,967
51,336	Host Hotels & Resorts, Inc.(a)	758,233
31,000	Kimco Realty Corp.	503,440
9,800	Plum Creek Timber Co., Inc.	358,288
32,737	ProLogis, Inc.	935,951
10,400	Public Storage(a)	1,398,384
21,039	Simon Property Group, Inc.	2,712,769
20,733	Ventas, Inc.	1,143,010
12,584	Vornado Realty Trust	967,206
38,859	Weyerhaeuser Co.	725,497

		14,897,148

Real Estate Management & Development
21,600	CBRE Group, Inc. (Class A Stock)*	328,752

Road & Rail — 0.9%
76,718	CSX Corp.	1,615,681
25,611	Norfolk Southern Corp.	1,866,017
3,721	Ryder System, Inc.	197,734
35,758	Union Pacific Corp.	3,788,203

		7,467,635

Semiconductors & Semiconductor Equipment — 2.2%
43,124	Advanced Micro Devices, Inc.*(a)	232,869
24,300	Altera Corp.	901,530
22,500	Analog Devices, Inc.	805,050
91,388	Applied Materials, Inc.	978,765
33,800	Broadcom Corp. (Class A Stock)	992,368
3,500	First Solar, Inc.*(a)	118,160
368,688	Intel Corp.	8,940,684
12,020	KLA-Tencor Corp.	579,965
17,500	Linear Technology Corp.	525,525
49,844	LSI Corp.*	296,572
11,300	Microchip Technology, Inc.(a)	413,919
58,616	Micron Technology, Inc.*	368,695
4,900	Novellus Systems, Inc.*	202,321
45,800	NVIDIA Corp.*(a)	634,788
14,100	Teradyne, Inc.*(a)	192,183
82,752	Texas Instruments, Inc.	2,408,911
16,900	Xilinx, Inc.	541,814

		19,134,119

Software — 3.3%
36,140	Adobe Systems, Inc.*	1,021,678
17,820	Autodesk, Inc.*	540,481
13,100	BMC Software, Inc.*	429,418
28,858	CA, Inc.	583,364
14,600	Citrix Systems, Inc.*	886,512

23,300	Electronic Arts, Inc.*	479,980
22,400	Intuit, Inc.	1,178,016
544,012	Microsoft Corp.	14,122,551
288,840	Oracle Corp.	7,408,746
14,800	Red Hat, Inc.*	611,092
9,350	Salesforce.com, Inc.*	948,651
53,517	Symantec Corp.*	837,541

		29,048,030

Specialty Retail — 1.8%
5,600	Abercrombie & Fitch Co. (Class A Stock)	273,504
2,323	AutoNation, Inc.*(a)	85,649
1,900	AutoZone, Inc.*	617,443
16,800	Bed Bath & Beyond, Inc.*	973,896
22,600	Best Buy Co., Inc.	528,162
15,000	CarMax, Inc.*	457,200
9,700	GameStop Corp. (Class A Stock)*(a)	234,061
24,913	Gap, Inc. (The)	462,136
112,584	Home Depot, Inc. (The)	4,733,031
18,422	Limited Brands, Inc.	743,328
92,496	Lowe’s Cos., Inc.(a)	2,347,549
131	Orchard Supply Hardware Stores Corp. (Class A Stock)*	294
9,200	O’Reilly Automotive, Inc.*	735,540
16,700	Ross Stores, Inc.	793,751
47,525	Staples, Inc.	660,122
8,200	Tiffany & Co.	543,332
27,232	TJX Cos., Inc.	1,757,826
9,200	Urban Outfitters, Inc.*(a)	253,552

		16,200,376

Textiles, Apparel & Luxury Goods — 0.6%
21,200	Coach, Inc.	1,294,048
26,676	NIKE, Inc. (Class B Stock)	2,570,766
4,800	Ralph Lauren Corp.	662,784
6,134	VF Corp.(a)	778,957

		5,306,555

Thrifts & Mortgage Finance — 0.1%
40,900	Hudson City Bancorp, Inc.	255,625
26,700	People’s United Financial, Inc.	343,095

		598,720

Tobacco — 1.9%
149,079	Altria Group, Inc.	4,420,192
9,860	Lorillard, Inc.	1,124,040
125,779	Philip Morris International, Inc.	9,871,136
24,600	Reynolds American, Inc.	1,018,932

		16,434,300

Trading Companies & Distributors — 0.2%
19,400	Fastenal Co.(a)	846,034
4,574	W.W. Grainger, Inc.	856,207

		1,702,241

Wireless Telecommunication Services — 0.3%
29,000	American Tower Corp. (Class A Stock)	1,740,290
20,000	MetroPCS Communications, Inc.*	173,600
234,774	Sprint Nextel Corp.*	549,371

		2,463,261

	TOTAL COMMON STOCKS (cost $437,694,699)	825,411,272

PREFERRED STOCK
Specialty Retail
131	Orchard Supply Hardware Stores Corp.* (cost $90)	294

	TOTAL LONG-TERM INVESTMENTS (cost $437,694,789)	825,411,566

SHORT-TERM INVESTMENTS — 9.0%
Affiliated Money Market Mutual Fund — 8.6%
75,690,342	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $75,690,342; includes $34,800,891 of cash collateral received for securities on loan)(b)(c)	75,690,342

Principal Amount (000)
U.S. TREASURY SECURITY — 0.4%
$ 3,200	U.S. Treasury Bill , 0.046%, 06/28/12 (cost $3,199,269)(e)(f)	3,199,056

	TOTAL SHORT-TERM INVESTMENTS (cost $78,889,611)	78,889,398

	TOTAL INVESTMENTS — 103.2% (cost $516,584,400)(g)	904,300,964
	LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (3.2%)	(27,783,401)

	NET ASSETS — 100.0%	$ 876,517,563

The following abbreviation is used in the portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,796,935; cash collateral of $34,800,891 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Affiliated security.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$534,360,485	$408,618,540	$(38,678,061)	$369,940,479

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and Lehman Brothers securities adjustments as of the most recent fiscal year end.

(h)	Liabilities in excess of other assets include net unrealized appreciation on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at December 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2011	Unrealized Appreciation(1)
	Long Positions:
45	S&P 500 E-mini Futures	Mar. 2012	$2,757,194	$2,818,350	$61,156
132	S&P 500 Index Futures	Mar. 2012	40,550,940	41,335,800	784,860

					$846,016

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of December 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at a daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$825,410,978	$—	$294
Preferred Stocks	—	—	294
U.S. Treasury Security	—	3,199,056	—
Affiliated Money Market Mutual Fund	75,690,342	—	—
Other Financial Instruments*
Futures	846,016	—	—

Total	$901,947,336	$3,199,056	$588

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Investments in open end, non-exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 8

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 21, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 21, 2012

*	Print the name and title of each signing officer under his or her signature.